Net Loss Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Loss Per Share
Note 14 — Net Loss Per Share
 The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Basic and diluted net loss (in thousands)	$(9,231)	$(1,393)	$(12,632)
Basic and diluted weighted-average shares outstanding	98,557,238	96,113,056	49,231,737
Basic and diluted net loss per share	$(0.09)	$(0.01)	$(0.26)

The Company had the following common share equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share as their effect would have been antidilutive for the periods presented:

	Year Ended December 31,
	2016	2015	2014
Shares of unvested restricted stock (1)	12,739	15,473	21,827
OP Units	202	202	202
Class B Units (2)	479,802	393,225	63,896
Total common stock equivalents	492,743	408,900	85,925
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(1)
Weighted-average number of shares of unvested restricted stock outstanding for the periods presented. There were 14,400, 11,400 and 15,600 shares of unvested restricted stock outstanding as of December 31, 2016, 2015 and 2014, respectively.

(2)
Weighted-average number of issued and unvested Class B Units for the periods outstanding. As of December 31, 2016, 2015 and 2014, the Company's board of directors had approved the issuance of 479,802, 479,802 and 169,992 Class B Units, respectively.